Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

7. ACCRUED LIABILITIES AND OTHER PAYABLES

As of December 31, 2019, and 2020, accrued liabilities and other payables consisted of the following:

	December 31, 2019	December 31, 2020

Borrowing from former shareholder (1)	$2,155	$1,226
Payable to merchants of Cheers e-Mall (2)	-	7,373
Co-invest online series production fund	472	793
Payroll payables	1,262	1,525
Other payables	2,245	374
	$6,134	$11,291

(1)	Borrowing from former shareholder represented the loan from Lead Eastern Investment Co., Ltd, who was the related party of the Company until October 26, 2018.

(2)	Payable to merchants of Cheers e-Mall related to cash received on behalf of the merchants in advance, for which the related transactions have not been completed.